Asset Acquisition - Schedule of Acquired Assets and Assumed Liabilities at Fair Value (Details)	Nov. 25, 2024 USD ($)
Schedule of Acquired Assets and Assumed Liabilities at Fair Value [Abstract]
Cash	$ 128
Prepayments for property and equipment	1,253,574
Operating lease right-of-use assets	33,108,460
Operating lease liabilities	(33,108,460)
Total	$ 1,253,702